Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Cash flows from operating activities
Net income	$ 276,796	$ 225,328	$ 192,718
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	53,864	47,281	46,663
Amortization of intangible assets	1,419	1,122	607
Amortization of land use rights	106	112	116
Loss on disposal of property and equipment	1,747	2,061	2,904
Gain on disposal of subsidiaries		(3,760)
Goodwill impairment	1,682	0	0
Impairment loss from long-term investments	2,338	0	0
Realized gain from long-term investments	(7,086)
Share-based compensation expense	20,287	16,810	15,689
Allowance for doubtful accounts	486	904	680
Loss from equity method investments	3,289	4,425	1,537
Deferred income taxes	(518)	(1,936)	(5,548)
Changes in operating assets and liabilities
Accounts receivables	(75)	(187)	(2,096)
Prepaid expenses and other current assets	(14,796)	(7,711)	(22,503)
Inventory	(5,376)	(5,649)	(1,750)
Long-term deposit	(9,652)	(532)	(2,598)
Long term prepaid rent	(624)	169	668
Accounts payable	3,592	4,830	9,248
Accrued expenses and other current liabilities	35,774	47,945	11,120
Income taxes payable	18,529	7,878	7,607
Deferred revenue	237,635	179,583	117,086
Amounts due to related parties	8	(1,887)	1,994
Amounts due from related parties	(1,288)	1,108	3
Net cash (used in) provided by operating activities	618,137	517,894	374,145
Cash flows from investing activities
Restricted cash paid for establishing new schools and subsidiaries	(1,197)	(5,461)	(2,055)
Release of restricted cash for establishing new schools and subsidiaries	1,333	4,747	976
Investments in bank deposits maturing over three months	(130,000)	(64,540)	(32,703)
Settlement of bank deposits maturing over three months	18,836	42,603	62,924
Investments in short-term held-to-maturity investments	(1,343,198)	(1,112,172)	(943,476)
Settlement of short-term held-to-maturity investments	820,380	851,250	992,117
Purchase of property and equipment	(105,736)	(64,401)	(55,318)
Proceeds from disposal of property and equipment	2,807	1,310	1,738
Purchase of China Management Software Institute, net of cash acquired of US$68			(4,551)
Purchase of Qingdao Alice, net of cash acquired of US$2,306 (Note 3)			(10,623)
Purchase of Ainuoshida, net of cash acquired of US$2,499 (Note 3)	(908)
Payments for available-for-sale investments	(43,498)	(78,764)	(26,076)
Payments for equity method investments	(1,473)	(468)	(10,955)
Purchase of held-to-maturity investments			(145,415)
Settlement of held-to-maturity investments	112,200	115,178
Proceed from disposal of cost method investment		540
Loans provided to related parties	(1,810)	(2,575)
Net cash used in investing activities	(672,264)	(309,737)	(173,417)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share option	542	2,176	11,332
Cash paid for shares repurchased			(59,420)
Cash paid for dividend		(62,668)
Capital contribution from noncontrolling interests	8,807	69,747	3,791
Repurchase shares from noncontrolling interests		(3,752)
Net cash (used in) provided by financing activities	9,349	5,503	(44,297)
Effects of exchange rate changes	(23,413)	(35,749)	3,274
Net change in cash and cash equivalents	(68,191)	177,911	159,705
Cash and cash equivalents at beginning of year	709,209	531,298	371,593
Cash and cash equivalents at end of year	641,018	709,209	531,298
Supplement disclosure of cash flow information
Income taxes paid	36,665	32,037	23,896
Non-cash investing and financing activities:
Payable for purchase of property and equipment	$ 21,445	11,953	7,433
Payable for long term available-for-sale investment			$ 1,452
Beijing Dianshijingwei Technology Co.,Ltd [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Gain on disposal of subsidiaries		(3,760)
Cash flows from investing activities
Proceeds from disposal of subsidiaries		1,520
Boost Caring [Member]
Cash flows from investing activities
Proceeds from disposal of subsidiaries		$ 1,496